Related party transactions (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended
	Sep. 01, 2022	Jun. 30, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Description of debt instrument expiration period	convertible debentures that were due to expire in October and November 2022
Legal fees			$ 529,007	$ 80,133	$ 437,672	$ 957,057	$ 1,425,585
Accrued interest				$ 23,266
Debt instrument principal amount	$ 1,250,000
Debt instrument, annual interest rate	7.00%
Debt instrument conversion price per share	$ 4.40
Credit risk [member]
Statement [Line Items]
Proceed from related party		$ 5,000,000